AMG River Road International Value Equity Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2022
	Shares	Value
Common Stocks - 95.7%
Communication Services - 11.7%
Deutsche Telekom AG (Germany)	10,285	$195,405
Nintendo Co., Ltd. (Japan)	632	282,614
SK Telecom Co., Ltd., Sponsored ADR (South Korea)	11,610	266,217
TIM, S.A., ADR (Brazil)	13,677	165,765

Total Communication Services		910,001
Consumer Discretionary - 3.6%
Sony Corp. (Japan)	3,270	277,387
Consumer Staples - 7.8%
Anheuser-Busch InBev SA/NV (Belgium)[1]	2,760	147,848
Fomento Economico Mexicano SAB de CV, Sponsored ADR (Mexico)	1,489	92,288
Nestle, S.A. (Switzerland)	1,917	234,885
Unilever PLC (United Kingdom)	2,719	132,423

Total Consumer Staples		607,444
Energy - 5.0%
Shell PLC (United Kingdom)	6,539	174,436
TotalEnergies SE (France)	4,276	218,407

Total Energy		392,843
Financials - 24.5%
AIA Group, Ltd. (Hong Kong)	19,244	193,338
Allianz SE (Germany)	979	177,793
Axa, S.A. (France)	8,803	202,843
DBS Group Holdings, Ltd. (Singapore)	9,374	213,899
Deutsche Boerse AG (Germany)	1,407	245,614
Itau Unibanco Holding, S.A., Sponsored ADR (Brazil)	34,008	153,036
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	761	172,523
Ping An Insurance Group Co. of China, Ltd., Class H (China)	11,923	70,072
Prudential PLC (United Kingdom)	7,987	98,515
Tokio Marine Holdings, Inc. (Japan)	2,746	160,751
UBS Group AG (Switzerland)	13,670	223,372

Total Financials		1,911,756
Health Care - 14.5%
GSK PLC (United Kingdom)	3,990	83,831
Novartis AG (Switzerland)	2,814	241,806
Olympus Corp. (Japan)	5,390	115,358
Roche Holding AG (Switzerland)	741	246,015
Sanofi (France)	2,175	216,137
Smith & Nephew PLC (United Kingdom)	7,878	101,005
	Shares	Value

Takeda Pharmaceutical Co., Ltd. (Japan)	4,208	$123,464

Total Health Care		1,127,616
Industrials - 15.6%
Assa Abloy AB, Class B (Sweden)	4,201	99,253
BAE Systems PLC (United Kingdom)	27,265	256,257
CK Hutchison Holdings, Ltd. (Hong Kong)	32,207	213,638
Smiths Group PLC (United Kingdom)	11,277	212,822
Thales, S.A. (France)	1,611	200,344
Vinci, S.A. (France)	2,454	235,237

Total Industrials		1,217,551
Information Technology - 7.7%
Check Point Software Technologies, Ltd. (Israel)*	2,134	265,896
Murata Manufacturing Co., Ltd. (Japan)	2,576	150,466
SAP SE (Germany)	2,005	187,012

Total Information Technology		603,374
Materials - 2.2%
Shin-Etsu Chemical Co., Ltd. (Japan)	1,305	167,163
Utilities - 3.1%
EDP - Energias de Portugal, S.A. (Portugal)	47,929	242,468

Total Common Stocks (Cost $8,311,920)		7,457,603
Preferred Stock - 1.0%
Consumer Discretionary - 1.0%
Volkswagen AG (Germany) (Cost $120,019)	571	80,733

Principal Amount
Short-Term Investments - 6.1%
Joint Repurchase Agreements - 2.0%[2]
Citibank N.A., dated 07/29/22, due 08/01/22, 2.250% total to be received $151,511 (collateralized by various U.S. Treasuries, 0.375% - 7.625%, 08/15/22 - 11/15/51, totaling $154,513)	$151,483	151,483

	Shares
Other Investment Companies - 4.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%[3]	211,129	211,129
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.80%[3]	108,763	108,763

Total Other Investment Companies		319,892

Total Short-Term Investments (Cost $471,375)		471,375
Total Investments - 102.8% (Cost $8,903,314)		8,009,711

AMG River Road International Value Equity Fund
Schedule of Portfolio Investments (continued)
Value

Other Assets, less Liabilities - (2.8)%	$(216,163)
Net Assets - 100.0%	$7,793,548

*	Non-income producing security.
[1]	Some of this security, amounting to $145,705 or 1.9% of net assets, was out on loan to various borrowers and are collateralized by cash. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the July 31, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2022:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Financials	$153,036	$1,758,720	—	$1,911,756
Industrials	—	1,217,551	—	1,217,551
Health Care	—	1,127,616	—	1,127,616
Communication Services	431,982	478,019	—	910,001
Consumer Staples	92,288	515,156	—	607,444
Information Technology	265,896	337,478	—	603,374
Energy	—	392,843	—	392,843
Consumer Discretionary	—	277,387	—	277,387
Utilities	—	242,468	—	242,468
Materials	—	167,163	—	167,163
Preferred Stock
Consumer Discretionary	—	80,733	—	80,733
Short-Term Investments
Joint Repurchase Agreements	—	151,483	—	151,483
Other Investment Companies	319,892	—	—	319,892
Total Investments in Securities	$1,263,094	$6,746,617	—	$8,009,711

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended July 31, 2022, there were no transfers in or out of Level 3.

AMG River Road International Value Equity Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at July 31, 2022, was as follows:
Country	% of Long-Term Investments
Belgium	2.0
Brazil	4.2
China	0.9
France	14.2
Germany	14.1
Hong Kong	5.4
Israel	3.5
Japan	17.0
Mexico	1.2
Portugal	3.2
Singapore	2.8
South Korea	3.5
Sweden	1.3
Switzerland	12.6
United Kingdom	14.1
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$145,705	$151,483	—	$151,483
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.